Emissions Liabilities	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Emissions Liabilities
38.	Emissions Liabilities

(1)	The quantities of emissions rights allocated free of charge for each implementation year as of December 31, 2025 are as follows:

(In tCO2-eQ)
	Quantities allocated in 2021	Quantities allocated in 2022	Quantities allocated in 2023	Quantities allocated In 2024	Quantities allocated in 2025	Total
Emissions rights allocated free of charge(*)	1,385,433	1,602,751	1,736,918	1,766,850	1,597,964	8,089,916

(*)	Finalized changes in allocated quantities, including additional allocations, cancellations and other adjustments, have been reflected.

(2)	Changes in the quantities of emissions rights held by the Group are as follows:

(In tCO2-eQ)
	Quantities allocated in 2023	Quantities allocated in 2024	Quantities allocated in 2025	Total
Beginning	306,575	414,356	517,280	1,238,211
Allocation at no cost	1,736,918	1,766,850	1,597,964	5,101,732
Sale	(56,266)	(41,446)	(250,738)	(348,450)
Surrender or shall be surrendered	(1,572,871)	(1,622,480)	(1,864,506)	(5,059,857)

Ending	414,356	517,280	—	931,636

(3)	As of December 31, 2025, the estimated annual greenhouse gas emissions quantities of the Group are 1,864,506tCO2-eQ.